United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--23.5%
$14,500,000	[1]	Notes, 0.875%, 4/30/2011	$14,499,127
14,500,000	[1]	Notes, 1.875%, 4/30/2014	14,203,769
10,000,000	[1]	Notes, 3.125%, 5/15/2019	9,724,219
5,000,000		Notes, 3.500%, 11/15/2009	5,072,656
21,700,000		Notes, 4.250%, 10/15/2010	22,787,543
11,600,000		Notes, 4.750%, 1/31/2012	12,683,801
9,000,000		Bonds, 5.375%, 2/15/2031	10,278,281
9,250,000		Bonds, 6.000%, 2/15/2026	11,131,074
10,000,000		Bonds, 8.125%, 5/15/2021	13,881,250
		TOTAL U.S. TREASURY (IDENTIFIED COST $110,333,172)	114,261,720
		GOVERNMENT AGENCIES--7.8%
		Federal Home Loan Bank System--1.8%
8,500,000		1.625%, 1/21/2011	8,578,348
		Federal Home Loan Mortgage Corporation--4.9%
5,000,000		4.750%, 3/5/2012	5,427,865
15,000,000		5.125%, 8/23/2010	15,789,915
2,500,000		5.625%, 11/23/2035	2,529,366
		TOTAL	23,747,146
		Federal National Mortgage Association--1.1%
5,000,000		6.000%, 5/15/2011	5,472,273
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $36,524,997)	37,797,767
		MORTGAGE-BACKED SECURITIES—58.9%
		Federal Home Loan Mortgage Corporation--32.6%
27,568,453	[2]	4.500%, 4/1/2024 - 6/1/2039	27,791,803
58,633,705	[2]	5.000%, 2/1/2019 - 6/1/2039	60,229,125
48,923,872	[2]	5.500%, 4/1/2021 - 6/1/2039	50,728,589
9,386,295		6.000%, 9/1/2021 - 10/1/2038	9,864,708
7,912,024		7.000%, 9/1/2030 - 4/1/2032	8,601,436
436,111		7.500%, 11/1/2009 - 12/1/2015	463,201
288,184		8.000%, 2/1/2031	312,691
		TOTAL	157,991,553
		Federal National Mortgage Association--25.7%
19,026,239		4.500%, 12/1/2019	19,709,610
17,059,971		5.000%, 12/1/2023 - 7/1/2034	17,591,738
39,631,016		5.500%, 9/1/2034 - 4/1/2036	41,101,650
32,050,735	[2]	6.000%, 5/1/2016 - 6/1/2039	33,707,515
9,700,000	[2]	6.500%, 6/1/2039	10,339,992
571,111		7.000%, 1/1/2031 - 3/1/2032	623,476
1,261,405		7.500%, 7/1/2028 - 2/1/2030	1,341,779
320,500		8.000%, 2/1/2030 - 1/1/2031	347,251
		TOTAL	124,763,011
		Government National Mortgage Association--0.6%
251,489		5.500%, 12/20/2014 - 5/20/2018	266,726
156,593		6.000%, 12/15/2013 - 5/15/2024	166,399
86,958		6.500%, 9/15/2013 - 5/20/2016	92,612
259,105		7.000%, 4/20/2016 - 10/15/2028	281,731
200,973		7.500%, 7/15/2029 - 1/15/2031	218,022
31,971		8.000%, 6/15/2017	34,384
91,797		8.500%, 12/15/2029 - 2/15/2030	101,211
359,912		10.500%, 3/15/2016	406,143
232,514		11.000%, 1/15/2010 - 10/15/2019	266,858
647,580		12.000%, 5/15/2011 - 1/15/2016	730,630
224,209		12.500%, 4/15/2010 - 5/15/2015	251,725
34,339		13.000%, 3/15/2011 - 11/15/2014	39,173
		TOTAL	2,855,614
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $269,936,269)	285,610,178
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.4%
4,274,554		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,115,499
3,639,193		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	2,623,204
2,730,030		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,555,244
7,847,734		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.674%, 5/15/2036	7,722,095
5,362,515		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.654%, 6/15/2036	5,285,155
8,981,966		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.724%, 7/15/2036	8,838,965
1,926,966		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.744%, 8/15/2036	1,895,569
4,962,289		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 0.644%, 1/15/2037	4,850,079
1,242,893		Federal National Mortgage Association REMIC 2005-63 FC, 0.559%, 10/25/2031	1,212,163
3,441,592		Federal National Mortgage Association REMIC 2006-104 FY, 0.649%, 11/25/2036	3,376,515
2,063,477		Federal National Mortgage Association REMIC 2006-43 FL, 0.709%, 6/25/2036	2,022,892
5,847,583		Federal National Mortgage Association REMIC 2006-58 FP, 0.609%, 7/25/2036	5,750,888
4,109,667		Federal National Mortgage Association REMIC 2006-81 FB, 0.659%, 9/25/2036	4,041,726
2,227,541		Federal National Mortgage Association REMIC 2006-93 FM, 0.689%, 10/25/2036	2,182,826
3,134,858		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,688,753
3,855,211		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.528%, 5/19/2047	1,577,751
4,299,156		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,421,355
4,191,969		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,336,054
4,993,030		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,887,737
4,151,244		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,472,451
2,073,331		Washington Mutual 2006-AR1, Class 2A1B, 2.509%, 1/25/2046	671,930
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $85,092,660)	74,528,851
		ADJUSTABLE RATE MORTGAGES--0.7%
		Federal Home Loan Mortgage Corporation HYBRID ARM--0.7%
3,320,337		3.779%, 4/1/2036	3,435,481
56		4.624%, 5/1/2038	59
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,320,393)	3,435,540
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	2,826,332
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,105,625
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,834,436)	3,931,957
		MUTUAL FUND—11.1%
53,767,218	[3,4,5]	Government Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	53,767,218
		REPURCHASE AGREEMENT—1.2%
$5,688,000	[6]	Interest in $6,146,000 joint repurchase agreement 0.20%, dated 5/12/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $6,147,024 on 6/11/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/1/2037 and the market value of that underlying security was $6,269,617 (segregated pending settlement of dollar-roll transactions). (AT COST)	5,688,000
		TOTAL INVESTMENTS---119.4% (IDENTIFIED COST $569,497,145)[7]	579,021,231
		OTHER ASSETS AND LIABILITIES---NET---(19.4)%[8]	(94,258,194)
		TOTAL NET ASSETS---100%	$484,763,037

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$37,937,330	$38,492,000
2	All or a portion of these securities may be subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At May 31, 2009, the cost of investments for federal tax purposes was $570,343,906.  The net unrealized appreciation of investments for federal tax purposes was $8,677,325.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,036,458 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,359,133.

8
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 53,767,218
Level 2 – Other Significant Observable Inputs	525,254,013
Level 3 – Significant Unobservable Inputs	----
Total	$ 579,021,231

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009